PGIM Target Date 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 91.1%
Affiliated Mutual Funds
Domestic Equity — 22.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,648	$488,156
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	169,353	6,609,837
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	47,599	489,793
		7,587,786
Fixed Income — 56.3%
PGIM Core Conservative Bond Fund (Class R6)	523,177	4,347,604
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	292,023	2,014,961
PGIM TIPS Fund (Class R6)	893,707	7,337,331
PGIM Total Return Bond Fund (Class R6)	462,881	5,369,420
		19,069,316
International Equity — 12.4%
PGIM Global Real Estate Fund (Class R6)	112,149	2,022,040
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	157,237	2,157,297
		4,179,337

Total Long-Term Investments (cost $31,241,153)		30,836,439

Short-Term Investment 9.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,087,387)	3,087,387	3,087,387

TOTAL INVESTMENTS 100.2% (cost $34,328,540)(wa)		33,923,826
Liabilities in excess of other assets (0.2)%		(56,285)

Net Assets 100.0%		$33,867,541

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds